Schedule of Restricted Stock Awards Activity (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price granted	$ 1,750,000
Shares available for grant forfeited cancelled			(48,718)		(3,006)
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for nonvested, beginning balance
Weighted average grant fair value, beginning balance
Shares available for nonvested, granted	2,669,932	3,101,277
Weighted average grant fair value, beginning balance	$ 1.05	$ 1.40
Shares available for nonvested, vested	2,669,932	3,101,277
Weighted average grant fair value,vested	$ 1.05	$ 1.40
Shares available for nonvested, forfeited
Weighted average grant fair value, forfeited
Shares available for nonvested, ending balance
Weighted average grant fair value, ending balance
Shares available for nonvested, forfeited
Restricted Stock [Member] | 2015 Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for nonvested, beginning balance				191,622	191,622
Weighted average grant fair value, beginning balance				$ 295.00	$ 295.00
Shares available for nonvested, granted				350,000		191,622
Weighted average grant fair value, beginning balance				$ 2.91
Shares available for nonvested, vested				398,590
Weighted average grant fair value,vested				$ 2.91
Shares available for nonvested, forfeited				143,032
Weighted average grant fair value, forfeited
Shares available for nonvested, ending balance					191,622	191,622
Weighted average grant fair value, ending balance					$ 295.00	$ 295.00
Shares available for nonvested, forfeited				(143,032)
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Available for Grant, Outstanding		10,455	10,455
Outstanding Stock Awards, Outstanding		17,283	17,283
Average Exercise Price, Outstanding		$ 8.20	$ 8.20
Weighted average remaining contractual life years			1 year 10 months 24 days	2 years 4 months 24 days
Weighted Average Aggregate Intrinsic Value, Outstanding		$ 944,544	$ 944,544
Shares available for grant, granted
Outstanding stock awards, granted
Weighted average exercise price granted
Shares available for grant forfeited cancelled
Outstanding stock awards, exercised
Weighted average exercise price exercised
Shares available for grant forfeited cancelled
Outstanding stock awards, forfeited cancelled
Weighted average exercise price forfeited cancelled
Shares Available for Grant, Outstanding	10,455		10,455	10,455
Weighted Average Aggregate Intrinsic Value, Outstanding	$ 944,544		$ 944,544	$ 944,544
Share-Based Payment Arrangement, Option [Member] | 2015 Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Available for Grant, Outstanding		10,455	10,455	10,455	13,461
Outstanding Stock Awards, Outstanding				17,283	17,283
Average Exercise Price, Outstanding				$ 8.20	$ 19.40
Weighted average remaining contractual life years				2 years 4 months 24 days	3 years 4 months 24 days	4 years 4 months 24 days
Weighted Average Aggregate Intrinsic Value, Outstanding		$ 944,544	$ 944,544	$ 944,544	$ 2,061,303
Shares available for grant, granted
Outstanding stock awards, granted
Weighted average exercise price granted
Shares available for grant forfeited cancelled
Outstanding stock awards, exercised					(3,006)
Weighted average exercise price exercised					$ (13.40)
Shares available for grant forfeited cancelled					(3,006)
Outstanding stock awards, forfeited cancelled					3,006
Weighted average exercise price forfeited cancelled					$ 13.40
Shares Available for Grant, Outstanding				10,455	10,455	13,461
Weighted Average Aggregate Intrinsic Value, Outstanding				$ 944,544	$ 944,544	$ 2,061,303